OCCUPATIONAL HEALTHCARE OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2018
OCCUPATIONAL HEALTHCARE OBLIGATION
Schedule of estimated costs and discounted using a risk-free rate

On 3 May 2018, the Working Group, including the Group, agreed to a class action settlement with the claimants of approximately R5 billion The estimated costs were reviewed at 31 December 2018 and discounted using a risk-free rate. As a result, a change in estimate of R15.4 million was recognised in profit or loss. The ultimate outcome of these matters remains uncertain, with a possible failure to obtain the requisite final court approval for the settlement, even though the High Court granted the first leg of the approval application on 13 December 2018. This provision is consequently subject to adjustment in the future, depending on the progress of the Working Group discussions, stakeholder engagements and the ongoing legal proceedings

Figures in million - SA rand	Note	2018	2017	2016
Balance at beginning of the year		1,153.3	-	-
Occupational healthcare obligation recognised		-	1,077.2	-
Interest charge	5	105.4	46.4	-
Change in estimate charge to profit or loss		15.4	29.7	-
Balance at the end of the year		1,274.1	1,153.3	-
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation		1,274.1	1,153.3	-
Current portion of occupational healthcare obligation		(109.9)	(0.8)	-
Non-current portion of occupational healthcare obligation		1,164.2	1,152.5	-